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                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number           811-7890
                                  ---------------------------------------------


                              AIM TAX-EXEMPT FUNDS
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               (Exact name of registrant as specified in charter)


             11 Greenway Plaza, Suite 100, Houston, TX       77046
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             (Address of principal executive offices)      (Zip code)


                                Robert H. Graham
                11 Greenway Plaza, Suite 100, Houston, TX 77046
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                     (Name and address of agent for service)


                                    Copy to:

                               Lisa A. Moss, Esq.
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                               Houston, TX 77046


Registrant's telephone number, including area code:        (713) 626-1919
                                                    ---------------------------

Date of fiscal year end:       3/31
                        -------------------

Date of reporting period: 7/1/03 - 6/30/04
                         ------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07890
Reporting Period: 07/01/2003 - 06/30/2004
AIM Tax-Exempt Funds









======================== AIM HIGH INCOME MUNICIPAL FUND ========================

        The Fund did not vote any proxies during the reporting period.


=========================== AIM TAX-EXEMPT CASH FUND ===========================

        The Fund did not vote any proxies during the reporting period.


======================== AIM TAX-FREE INTERMEDIATE FUND ========================

        The Fund did not vote any proxies during the reporting period.
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                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       AIM TAX-EXEMPT FUNDS
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By (Signature and Title) /S/ Robert H. Graham
                         ------------------------------------------------------
                          Chairman of the Board of Trustees and President
                         ------------------------------------------------------

Date August 30, 2004
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